Document and Entity Information	Nov. 20, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001834488
Document Type	8-K
Document Period End Date	Nov. 20, 2024
Entity Registrant Name	N-able, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40297
Entity Tax Identification Number	85-4069861
Entity Address, Address Line One	30 Corporate Drive
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Burlington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01803
City Area Code	(781)
Local Phone Number	328-6490
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	NABL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false